Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series II
Entity Central Index Key	0001841440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group Central Corporate Bond Fund (Class M)
Shareholder Report [Line Items]
Fund Name	Capital Group Central Corporate Bond Fund
Class Name	Class M
Trading Symbol	CCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Central Corporate Bond Fund for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCBF-M . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCBF-M
Expenses [Text Block]
What were the fund costs for the
last
year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than .01%

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 3.74% for the year ended May 31, 2024. That result compares with a 1.31% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. Treasury rates rose during the first nine months of 2023, only to begin falling during the final quarter. Lower borrowing costs and an increasing appetite among investors favored high-yield corporate debt. By year-end, the decrease in bond yields led to a surge in the issuance of corporate bonds as companies started refinancing their existing debt at marginally lower rates.
Within the fund, security selection contributed positively to absolute returns. On a sector basis, smaller positions in banking and consumer cyclical helped relative results. An out-of-benchmark allocation to government-related bonds also helped returns. Investments in utilities supported relative results. In terms of valuation, the fund benefited from banking and capital goods.
Conversely, curve positioning negatively impacted the fund’s overall returns. An off-benchmark allocation to U.S. Treasury bonds detracted from absolute results. Exposure to credit derivatives further hampered the fund’s overall returns. Exposure to interest rate derivatives offset the positive impacts of shorter duration investments in consumer noncyclical and energy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average ann
ual tota
l returns
	1 year	Since inception 1
Capital Group Central Corporate Bond Fund — Class M 2	3.74%	-2.61%
Bloomberg U.S. Aggregate Index 3	1.31	-2.95
Effective July 24, 2024, the fund's primary benchmark was updated to Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the SEC. There is no change in the fund's investment strategies as a result of the benchmark update.
1
Class M shares were first offered on
April 23, 2021
.

2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 23, 2021
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,049,000,000
Holdings Count | Holdings	829
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,049
Tota l n umber of portfolio holdings	829
Total advisory fees paid (in millions)	None
Portfolio turnover rate	151%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Amount less than $1.
[2]	Amount less than .01%